Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease, rent expense	$ 28	$ 25	$ 14
Weighted average remaining lease term	8 years 8 months 12 days
Weighted average discount rate, percent	6.50%
Future lease payments for leases not yet commenced	$ 32